Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the three and six months ended June 30, 2014 and 2013, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Autoparts Holdings

•	Reynolds Group Holdings Limited

	Transaction values				Balance outstanding as of
	Three Months	Three Months	Six Months	Six Months
	Ended June 30,	Ended June 30,	Ended June 30,	Ended June 30,
In millions	2014	2013	2014	2013	June 30, 2014	December 31, 2013
Related Party Receivables
Autoparts Holdings
Recharges (credit) of services (a)	$(1.0)	$(0.5)	$(2.6)	$3.6	$(1.9)	$(2.3)
Joint services agreement	2.5	1.6	5.0	3.1	4.8	0.4
Sale of goods	14.0	18.9	28.3	38.5	19.9	20.0
Asset (purchase) sales	—	—	0.3	—	0.3	(0.1)
Purchase of goods	(0.9)	(0.3)	(1.8)	(0.7)	(0.9)	(0.7)
State income taxes	—	—	—	—	—	(0.1)

					22.2	17.2
Related Party Payables
Autoparts Holdings
Purchase of goods	0.1	0.6	0.2	0.8	0.6	0.4
Reynolds Group Holdings Limited
Recharges of services	—	0.3	—	0.5	0.1	0.2

					0.7	0.6

Long-Term Related Party Payables
Autoparts Holdings
Deferred income taxes	—	—	—	—	0.4	0.4

Unless otherwise disclosed below, the nature and terms of all related party transactions and repayment terms are the same as disclosed in Holdings’ annual financial statements for the year ended December 31, 2013.

(a)	During the three months ended June 30, 2014 and 2013, Holdings received total credits of $1.0 million and incurred costs of $1.7 million, respectively, and during the six months ended June 30, 2014 and 2013, Holdings received total credits of $2.6 million and incurred costs of $11.4 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group, business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The amounts in the table are for FRAM Group’s share of these credits and costs.